Financial Assets at Amortized Cost - Schedule of Loans and Advances to Banks (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances	$ 667,703	$ 2,519,931
Allowances established	1,988	1,341
Net assets	665,715	2,518,590
Interbank loans of liquidity [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets	299,147
Interbank loans of liquidity [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Interbank loans commercial [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Interbank loans commercial [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets	268,388	204,801
Current accounts overdrafts [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Current accounts overdrafts [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Chilean exports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Chilean exports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets	98,180	212,856
Chilean imports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Chilean imports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Credits with third countries [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Credits with third countries [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Non-transferable deposits in domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Other debts with domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Current account deposits with foreign banks for derivatives transactions [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Other non-transferable deposits with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Other debts with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Subtotal Domestic and Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets	665,715	417,657
Current account deposits for derivative transactions with a counterparty [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Other deposits not available [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets		2,100,933
Other deposits not available [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Other receivables [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Other receivables [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Current account deposits for derivatives transactions [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets
Subtotal Central Bank of Chile and Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Net assets		2,100,933
Assets before Allowances [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances	667,703	2,519,931
Assets before Allowances [Member] | Interbank loans of liquidity [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances	300,042
Assets before Allowances [Member] | Interbank loans of liquidity [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Interbank loans commercial [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Interbank loans commercial [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances	269,191	205,362
Assets before Allowances [Member] | Current accounts overdrafts [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Current accounts overdrafts [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Chilean exports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Chilean exports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances	98,470	213,636
Assets before Allowances [Member] | Chilean imports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Chilean imports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Credits with third countries [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Credits with third countries [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Non-transferable deposits in domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Other debts with domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Current account deposits with foreign banks for derivatives transactions [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Other non-transferable deposits with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Other debts with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Subtotal Domestic and Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances	667,703	418,998
Assets before Allowances [Member] | Current account deposits for derivative transactions with a counterparty [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Other deposits not available [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances		2,100,933
Assets before Allowances [Member] | Other deposits not available [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Other receivables [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Other receivables [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Current account deposits for derivatives transactions [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances
Assets before Allowances [Member] | Subtotal Central Bank of Chile and Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Assets before Allowances		2,100,933
Allowances established [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established	(1,988)	(1,341)
Allowances established [Member] | Interbank loans of liquidity [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established	(895)
Allowances established [Member] | Interbank loans of liquidity [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Interbank loans commercial [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Interbank loans commercial [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established	(803)	(561)
Allowances established [Member] | Current accounts overdrafts [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Current accounts overdrafts [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Chilean exports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Chilean exports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established	(290)	(780)
Allowances established [Member] | Chilean imports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Chilean imports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Credits with third countries [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Credits with third countries [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Non-transferable deposits in domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Other debts with domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Current account deposits with foreign banks for derivatives transactions [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Other non-transferable deposits with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Other debts with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Subtotal Domestic and Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established	(1,988)	(1,341)
Allowances established [Member] | Current account deposits for derivative transactions with a counterparty [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Other deposits not available [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Other deposits not available [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Other receivables [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Other receivables [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Current account deposits for derivatives transactions [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established
Allowances established [Member] | Subtotal Central Bank of Chile and Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Allowances established